Other Accounts Receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Accounts Receivable
13	OTHER ACCOUNTS RECEIVABLE
At December 31, this account comprises:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Advances to suppliers (a)	146,536	135,481	81,719	135,481	64,817	—
Income tax on-account payments (b)	91,353	70,647	91,353	70,647	—	—
VAT credit (c)	105,238	45,910	79,076	31,646	26,162	14,264
Guarantee deposits (d)	180,010	181,400	167,769	98,046	12,241	83,354
Claims to third parties (e)	62,163	79,772	62,163	38,875	—	40,897
Petroleos del Peru S.A.- Petroperu S.A. (f)	75,750	80,941	11,953	17,292	63,797	63,649
ITAN and other tax receivable	45,890	60,883	20,246	30,233	25,644	30,650
Restricted funds (g)	67,972	15,974	39,394	973	28,578	15,001
Rental and sale of equipment - GyM S.A. projects	34,768	30,798	34,768	30,798	—	—
Accounts receivable from personneel	3,479	2,836	3,479	2,836	—	—
Consorcio Constructor Ductos del Sur (h)	52,114	27,782	—	—	52,114	27,782
Consorcio Panorama	27,132	23,491	5,306	—	21,826	23,491
Other minors	23,837	16,488	16,059	15,253	7,778	1,235

	916,242	772,403	613,285	472,080	302,957	300,323
Impairment	(24,834)	(27,580)	(24,834)	(27,580)	—	—

	891,408	744,823	588,451	444,500	302,957	300,323

The fair value of the other short-term accounts receivable is similar to their book value due to their short-term maturity. The non-current
portion corresponds mainly to
non-financial
assets such as advances to suppliers and tax credits. Other
non-current
accounts receivable have maturities that vary between 2 and 5 years.
The maximum exposure to credit risk at the reporting date is the carrying amount of each class of other accounts receivable mentioned. The Group does not request guarantees.
Below is a description and composition of the main accounts receivable:

(a)	Advance to suppliers - corresponds mainly to the following:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Alsthom Transporte - Linea 1	66,395	2,597	1,578	2,597	64,817	—
Advances - Refineria Talara	9,755	48,303	9,755	48,303	—	—
Advances - joint operations vendors	42,410	49,181	42,410	49,181	—	—
Others	27,976	35,400	27,976	35,400	—	—

	146,536	135,481	81,719	135,481	64,817	—

(b)	Income tax on-account payments, consist of income tax payments and credits in the following subsidiaries:

	Current
	2018	2019
GyM S.A.	55,377	45,628
GMI S.A.	3,877	7,203
GMP S.A.	8,511	2,400
Concar S.A.	8,563	3,709
Viva GyM S.A.	8,114	3,485
Graña y Montero S.A.A.	6,463	2,895
Norvial S.A.	—	4,266
Survial S.A.	334	426
Others	114	635

	91,353	70,647

(c)	Tax credit related to VAT on the following subsidiaries:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
GyM S.A.	39,183	12,963	38,653	12,963	530	—
GyM Ferrovias S.A.	25,453	11,970	25,453	11,970	—	—
Graña y Montero S.A.A.	9,821	—	9,821	—	—	—
Concar S.A.	2,382	1,653	2,382	1,653	—	—
Survial SA.	—	1,817	—	1,817	—	—
GMI S.A.	589	1,513	589	1,513	—	—
Viva GyM S.A.	7,255	6,874	511	513	6,744	6,361
Negocios del Gas S.A.	8,411	—	—	—	8,411	—
GMP S.A.	456	396	456	396	—	—
Norvial S.A.	1,997	—	—	—	1,997	—
Concesionaria Vesur S.A.	6,074	—	1,015	—	5,059	—
Others	3,617	8,724	196	821	3,421	7,903

	105,238	45,910	79,076	31,646	26,162	14,264

Management considers that VAT credit will be recovered in the regular course of future operations of subsidiaries.

(d)	Guarantee deposits
Corresponds to funds held by customers for construction contracts mainly from the subsidiary GyM S.A. These deposits are retained by customers to ensure the subsidiary’s compliance with its obligations under the contracts. The amounts retained will be recovered once the work is completed.

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Talara Refinery	72,992	55,567	72,992	308	—	55,259
Retention Toquepala	15,633	19,630	15,633	19,630	—	—
Retention Minera Teck	2,848	16,075	2,848	16,075	—	—
Retention Quellaveco	2,996	15,926	2,996	15,926	—	—
Joint operations retention	43,268	29,575	43,268	15,654	—	13,921
Retention Morelco	16,282	15,261	16,282	15,261	—	—
Retention Marcobre	—	5,052	—	5,052	—	—
SBLC guarantees - Sale of CAM Chile S.p.A.	20,221	14,726	7,980	3,576	12,241	11,150
Others	5,770	9,588	5,770	6,564	—	3,024

	180,010	181,400	167,769	98,046	12,241	83,354

(e)	Third-party claims
As of December 31, 2018, it mainly includes the claim of S/27.2 million (net of provision for doubtful accounts of S/19.4 million) for termination of the Purchase and Sale Contract for Real Estate Development Megaproject of Social Housing Construction “Ciudad Alameda de Ancon” signed between the subsidiary Viva GyM S.A., together with the Ministry of Housing, Construction and Sanitation and “Mi Vivienda” fund. Such contract was terminated, and in accordance with the civil code 1372, it is appropriate for the parties to fully reimburse the executed benefits to date, which results in the reimbursement of the S/22 million from the Ministry of Housing and S/5.2 million from the “Mi Vivienda” fund.
As of December 31, 2019, the net amount

eq
ual
s
 S/20 million, which corresponds to the present value in a term of 11 years and at a rate of 8%. The amount of the lawsuit filed by the subsidiary Viva GyM S.A. against the Ministry of Housing, Construction and Sanitation equals
S/116.3 million; which includes compensation for damages (emergent damage and loss of earnings). According to the opinions of Management and legal advisors, it is expected that the amount of the claim will be collected within a maximum period of 11 years.

(f)	Other accounts receivable from Petroperu S.A.
It corresponds to accounts receivable to Petroperu S.A., for the additional investments of the Terminales del Perú S.A. Consortium of the subsidiary GMP S.A.

(g)	Restricted funds
As of December 31, 2019, includes restricted funds of S/7.7 million of the Company related to the sale of GMD S.A. and S/0.9 million of the subsidiary Viva GyM S.A. for bank certificates under guarantee and S/7.3 corresponds to the bank accounts for the reserve account of the Concesionaria La Chira S.A. (S/28 million, S/11 million and S/7.3 million as of December 31, 2018, respectively).

(h)	Consorcio Constructor Ductos del Sur
In 2019, it corresponds to a penalty for termination of
the
contract for S/27.8 million. The decrease compared to the previous year is mainly due to the compensation of debts assumed by the subsidiary GyM S.A. related to CCDS suppliers for S/21.5 million (S/30.6 million in 2018).